Cover	Jul. 29, 2022
Cover [Abstract]
Entity Registrant Name	Major League Football, Inc.
Entity Central Index Key	0001308569
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 29, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-51132
Entity Tax Identification Number	20-1568059
Entity Address Address Line 1	15515 Lemon Fish Drive
Entity Address City Or Town	Lakewood Ranch
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34202
City Area Code	847
Local Phone Number	924-4332
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false